GuideMark® Opportunistic Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2020

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.68%
275,000	FirstKey Homes Trust
	Series 2020-SFR2, 2.668%, 10/19/2037 (d)	$276,667
433,333	Textainer Marine Containers VII Ltd.
	Series 2019-1A, 3.960%, 04/20/2044 (d)	438,612
	Total Asset Backed Securities (Cost $708,186)	715,279

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.05%
497,746	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	422,175
552,761	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	388,983
114,927	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.485%, 02/25/2036 (a)	113,253
161,184	Exantas Capital Corp Ltd.
	Series 2019-RSO7, 1.153% (1 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2036 (b)(d)	159,374
241,398	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	164,145
	GSR Mortgage Loan Trust
404,531	Series 2006-9F, 6.500%, 10/25/2036	290,097
138,442	Series 2007-4F, 6.000%, 07/25/2037	123,106
421,971	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	273,640
116,403	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 3.339%, 03/25/2035 (a)	117,160
4,504,557	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2012-C8, 1.745%, 10/17/2045 (a)(m)	107,292
258,536	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	264,171
129,078	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 2.881%, 01/25/2036 (a)	130,069
410,983	Morgan Stanley Mortgage Loan Trust
	Series 2007-12, 6.250%, 08/25/2037	281,835
	Residential Asset Securitization Trust
531,035	Series 2007-A2, 6.000%, 04/25/2037	422,507
399,938	Series 2007-A6, 6.000%, 06/25/2037	336,347
761,666	Series 2007-A7, 6.000%, 07/25/2037	435,812
687,867	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (j)	327,713
600,000	Verus Securitization Trust
	Series 2020-4, 3.291%, 05/25/2065 (a)(d)	602,058
201,850	VOLT LXXXV LLC
	Series 2020-NPL1, 3.228%, 01/25/2050 (j)(d)	202,719
287,334	Washington Mutual Asset-Backed Certificates Trust
	Series 2006-HE3, 0.303% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (b)	270,099
134,778	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	126,058
	Total Collateralized Mortgage Obligations (Cost $6,945,091)	5,558,613

Number of Shares
	COMMON STOCKS - 0.00%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(e)(f)(g)	–
1,336,186	K2016470219 - Class B (c)(e)(f)(g)	–
	Total Common Stocks (Cost $0)	–

Principal Amount
	CORPORATE OBLIGATIONS - 0.06%
	Specialty Retail - 0.06%
320,002	K2016470260 South Africa, Ltd.
	25.000% Cash or 25.000% PIK, 12/31/2022 (c)(d)	12,000
	K2016470219 South Africa, Ltd.
1,004,745	3.000% Cash or 3.000% PIK, 12/31/2022 (c)(d)(n)	10,047
203,710	8.000% Cash or 8.000% PIK, 12/31/2022 (c)(d)(n)	3,733
	Total Corporate Obligations (Cost $2,196,632)	25,780

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 18.00%
	Argentina Treasury Bond BONCER
3,514,100	1.100%, 04/17/2021 (c)(l)(n)	30,932
1,759,700	1.000%, 08/05/2021 (c)(l)(n)	16,605
20,484,068	1.200%, 03/18/2022 (c)(l)(n)	183,051
169,500	1.300%, 09/20/2022 (c)(l)(n)	1,380
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021 (c)	40,843
14,030,056	1.400%, 03/25/2023 (c)(l)(n)	118,176
10,209,900	16.000%, 10/17/2023 (c)	32,699
14,030,063	1.500%, 03/25/2024 (c)(l)(n)	108,411
22,986,100	15.500%, 10/17/2026 (c)	52,384
	Brazil Letras do Tesouro Nacional
80,000	0.129%, 04/01/2021 (h)	15,328
200,000	0.404%, 10/01/2021 (h)	37,789
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	47,510
	Colombian TES
583,000,000	10.000%, 07/24/2024	207,358
296,500,000	7.500%, 08/26/2026	100,304
342,500,000	6.000%, 04/28/2028	107,416
1,303,000,000	7.750%, 09/18/2030	448,483
	Ecuador Government International Bond
166,000	0.500%, 07/31/2030 (d)(j)	106,863
390,000	0.500%, 07/31/2035 (d)(j)	213,041
5,000	0.500%, 07/31/2040 (d)(j)	2,563
	Ghana Government Bond
300,000	18.750%, 01/24/2022	51,622
200,000	16.500%, 02/06/2023	32,980
300,000	19.750%, 03/25/2024	51,526
660,000	19.750%, 03/15/2032	105,092
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	687,334
1,500,000,000	7.000%, 05/15/2022	111,256
927,000,000	5.625%, 05/15/2023	68,212
21,000,000	8.375%, 03/15/2024	1,647
1,890,000,000	6.500%, 06/15/2025	141,938
	Korea Treasury Bond
264,510,000	3.375%, 09/10/2023	258,749
459,000,000	3.500%, 03/10/2024	454,441
267,000,000	3.000%, 09/10/2024	261,929
	Mexican Bonos
201,700	7.250%, 12/09/2021	1,040,538
191,480	6.500%, 06/09/2022	990,981
6,580	6.750%, 03/09/2023	34,716
169,750	8.000%, 12/07/2023	936,873
	Republic of Ghana Government Bond
1,760,000	16.250%, 05/17/2021	301,813
200,000	24.500%, 06/21/2021	35,426
390,000	24.750%, 07/19/2021	69,248
99,000	19.500%, 10/18/2021	17,085
150,000	16.250%, 04/07/2025	22,908
710,000	19.000%, 11/02/2026	115,271
	Total Foreign Government Debt Obligations (Cost $10,344,608)	7,662,721

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 26.22%
	Federal Home Loan Mortgage Corp.
224,439	Pool #0039, 2.500%, 04/01/2033	236,889
247,860	Pool #RB5085, 2.000%, 11/01/2040	258,108
299,288	Series 4116, 1.350%, 08/15/2042	300,734
274,540	Series 4446, 2.250%, 03/15/2045	286,487
247,033	Pool #1827, 3.000%, 07/01/2047	259,701
332,601	Series 4800, 4.000%, 06/15/2048	362,571
537,979	Series 4868, 4.000%, 03/15/2049	579,731
187,951	Pool #SD8079, 2.000%, 07/01/2050	195,682
189,521	Pool #RA3280, 2.500%, 08/01/2050	200,017
245,124	Pool #RE6066, 2.000%, 10/01/2050	251,955
	Federal National Mortgage Association
200,000	Pool #BL8237, 1.170%, 10/01/2030	198,711
200,000	Pool #BL0469, 3.880%, 11/01/2030	241,581
300,000	Pool #AN0944, 3.260%, 02/01/2031	348,227
237,118	Series 9445, 3.000%, 07/01/2031	254,582
200,000	Pool #AN4172, 3.370%, 02/01/2032	233,657
351,383	Pool #1201, 3.500%, 10/01/2032	380,016
145,811	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 0.000% Floor, 6.000% Cap), 08/25/2033 (b)(i)	156,269
300,000	Pool #BL1475, 3.740%, 03/01/2034	364,300
400,000	Pool #BL2643, 3.390%, 07/01/2034	474,225
400,000	Pool #BL4073, 2.960%, 09/01/2034	453,210
337,967	Pool #CA4507, 2.500%, 11/01/2034	359,648
200,000	Pool #AN6241, 3.460%, 09/01/2037	236,848
82,456	Pool #2012-63, 2.000%, 08/25/2040	82,591
438,334	Pool #2014-95, 3.000%, 04/25/2041	444,869
279,664	Pool #2012-150, 1.750%, 01/25/2043	285,330
637,802	Pool #2013-75, 3.250%, 07/25/2043	734,270
57,150	Pool #2018-23, 2.750%, 12/25/2043	57,326
176,983	Pool #2015-08, 2.000%, 03/25/2045	181,904
107,231	Series 9003, 3.000%, 11/01/2046	112,855
255,986	Series 0862, 3.500%, 09/01/2047	271,647
206,327	Pool #2018-27, 3.000%, 12/25/2047	216,500
186,898	Pool #3392, 4.000%, 01/01/2048	200,777
223,506	Pool #2018-36, 3.000%, 06/25/2048	235,276
219,094	Pool #2018-38, 3.000%, 06/25/2048	232,381
198,138	Pool #FM4752, 2.500%, 11/01/2050	212,338
249,205	Pool #BK8257, 1.500%, 12/01/2050	251,581
398,903	Pool #MA4209, 1.500%, 12/01/2050	403,082
	Government National Mortgage Association
339,964	Pool #2010-62, 5.598% (1 Month LIBOR USD + 5.750%, 0.000% Floor, 5.750% Cap), 05/20/2040 (b)(i)(m)	59,748
350,449	Pool #2011-72, 5.228% (1 Month LIBOR USD + 5.380%, 0.000% Floor, 5.380% Cap), 05/20/2041 (b)(i)(m)	62,038
374,034	Pool #2012-40, 4.000%, 01/20/2042	397,782
597,604	Pool #2013-113, 6.098% (1 Month LIBOR USD + 6.250%, 0.000% Floor, 6.250% Cap), 03/20/2043 (b)(i)(m)	87,498
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $10,858,581)	11,162,942

	U.S. TREASURY OBLIGATIONS - 10.37%
	U.S. Treasury Note
1,150,000	2.125%, 05/31/2021	1,159,391
2,476,000	1.750%, 12/31/2024	2,623,399
249,000	2.625%, 12/31/2025	276,964
130,000	1.625%, 02/15/2026	138,298
61,000	2.125%, 05/31/2026	66,607
140,000	1.625%, 10/31/2026	149,340
	Total U.S. Treasury Obligations (Cost $4,276,861)	4,413,999

	SHORT TERM INVESTMENTS - 29.75%
	Foreign Government Debt Obligation - 12.22%
	Argentine Bonos del Tesoro
583,018	0.549%, 03/31/2021 (h)	3,768
	Egypt Treasury Bills
400,000	0.716%, 02/16/2021 (h)	25,037
200,000	0.489%, 02/23/2021 (h)	12,489
300,000	0.722%, 03/16/2021 (h)	18,592
1,600,000	4.454%, 06/22/2021 (h)	96,043
600,000	1.682%, 07/13/2021 (h)	35,782
500,000	1.460%, 09/07/2021 (h)	29,270
100,000	0.286%, 12/07/2021 (h)	5,693
1,600,000	4.464%, 12/21/2021 (h)	90,689
	Japan Treasury Discount Bill
18,800,000	(0.059)%, 01/12/2021 (h)	182,084
62,800,000	(0.195)%, 01/12/2021 (h)	608,230
13,000,000	(0.047)%, 01/18/2021 (h)	125,908
77,950,000	(0.331)%, 02/10/2021 (h)	755,039
117,900,000	(0.494)%, 02/25/2021 (h)	1,142,048
5,000,000	(0.021)%, 03/10/2021 (h)	48,433
8,800,000	(0.036)%, 03/22/2021 (h)	85,244
6,600,000	(0.026)%, 03/25/2021 (h)	63,934
36,100,000	(0.148)%, 04/12/2021 (h)	349,717
107,900,000	(0.487)%, 05/25/2021 (h)	1,045,442
8,900,000	(0.042)%, 06/16/2021 (h)	86,240
	Letras de la Nacion Argentina con Ajuste por CER
671,500	0.286%, 02/26/2021 (c)(h)(l)	5,326
2,337,265	0.000%, 05/21/2021 (h)(l)	17,222
1,298,498	(0.165)%, 09/13/2021 (c)(h)(l)	9,418
	Mexico Cetes
79,360	0.717%, 02/25/2021 (h)	39,612
229,110	2.061%, 03/25/2021 (h)	113,994
359,450	3.168%, 06/17/2021(h)	177,122
63,360	0.553%, 10/21/2021 (h)	30,764
		5,203,140
	Money Market Funds - 9.48%
4,036,790	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (k)	4,036,790

	U.S. TREASURY OBLIGATIONS - 8.05%
	U.S. Treasury Bill
1,000,000	0.093%, 01/12/2021 (h)	999,973
826,000	0.192%, 02/25/2021 (h)	825,918
1,600,000	0.394%, 03/18/2021 (h)	1,599,805
		3,425,696
	Total Short Term Investments (Cost $12,570,951)	12,665,626

	Total Investments (Cost $47,900,910) - 99.13%	42,204,960
	Other Assets in Excess of Liabilities - 0.87%	369,581
	TOTAL NET ASSETS - 100.00%	$42,574,541

Percentages are stated as a percent of net assets. Principal amounts are denominated in the currency in which the security was purchased.
(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(c)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $625,005, which represents 1.47% of total net assets.
(d)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $2,027,677, which represents 4.76% of total net assets.

(e)	As of December 31, 2020, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as level 3 in the fair value hierarchy.
(g)	Non-income producing.
(h)	Zero coupon bond. The effective yield is listed.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(j)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2020.
(k)	Seven-day yield as of December 31, 2020.
(l)	Represents an inflation protected security.
(m)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2020. These securities are liquid according to the Fund's liquidity guidelines and the value of these securities total $316,576 which represents 0.74% of total net assets.

(n)	Represents defaulted securities.

GuideMark® Opportunistic Fixed Income Fund
Schedule of Open Forward Currency Contracts (Unaudited)
December 31, 2020

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
1/13/2021	JP Morgan Chase	Australian Dollar	214,165	Japanese Yen	16,823,477	$2,179
1/15/2021	Deutsche Bank	Australian Dollar	1,037,000	Japanese Yen	81,252,786	12,558
2/25/2021	JP Morgan Chase	Australian Dollar	330,438	Japanese Yen	25,953,163	3,369
2/25/2021	Citibank	Australian Dollar	21,000	Japanese Yen	1,649,268	215
2/26/2021	JP Morgan Chase	Australian Dollar	280,000	U.S. Dollar	209,478	6,496
1/5/2021	HSBC	Brazilian Real	273,920	U.S. Dollar	53,836	(1,094)
1/19/2021	HSBC	Chinese Yuan Renminbi	2,007,380	U.S. Dollar	307,047	1,251
1/19/2021	Citibank	Chinese Yuan Renminbi	1,853,940	U.S. Dollar	283,641	1,092
2/18/2021	JP Morgan Chase	Chinese Yuan Renminbi	1,394,710	U.S. Dollar	212,937	847
3/15/2021	JP Morgan Chase	Chinese Yuan Renminbi	2,793,450	U.S. Dollar	425,823	1,631
3/16/2021	HSBC	Chinese Yuan Renminbi	1,007,330	U.S. Dollar	153,524	607
6/16/2021	HSBC	Chinese Yuan Renminbi	1,013,190	U.S. Dollar	153,523	623
1/11/2021	UBS AG	Euro	91,834	Swiss Franc	98,982	373
1/13/2021	UBS AG	Euro	35,363	Swiss Franc	38,114	145
2/9/2021	UBS AG	Euro	91,846	Swiss Franc	98,983	364
2/10/2021	UBS AG	Euro	141,506	Swiss Franc	152,460	607
2/12/2021	Goldman Sachs	Euro	120,070	Swiss Franc	129,523	334
3/10/2021	UBS AG	Euro	70,537	Swiss Franc	76,227	26
3/11/2021	Goldman Sachs	Euro	150,115	Swiss Franc	161,900	423
3/15/2021	Goldman Sachs	Euro	119,548	Swiss Franc	129,523	(335)
4/13/2021	UBS AG	Euro	35,247	Swiss Franc	38,114	(23)
6/9/2021	UBS AG	Euro	91,492	Swiss Franc	98,982	(166)
2/8/2021	JP Morgan Chase	Indian Rupee	13,943,000	U.S. Dollar	188,046	1,959
2/8/2021	Citibank	Indian Rupee	10,162,500	U.S. Dollar	137,063	1,425
2/9/2021	HSBC	Indian Rupee	16,390,900	U.S. Dollar	220,995	2,347
2/16/2021	HSBC	Indian Rupee	10,726,061	U.S. Dollar	144,912	1,145
2/16/2021	HSBC	Indian Rupee	10,726,061	U.S. Dollar	144,511	1,106
3/8/2021	JP Morgan Chase	Indian Rupee	13,982,400	U.S. Dollar	188,045	1,951
3/8/2021	Citibank	Indian Rupee	13,585,100	U.S. Dollar	182,750	1,846
3/9/2021	JP Morgan Chase	Indian Rupee	18,086,300	U.S. Dollar	243,275	2,453
3/9/2021	HSBC	Indian Rupee	16,436,840	U.S. Dollar	220,997	2,321
3/15/2021	Citibank	Indian Rupee	8,629,923	U.S. Dollar	116,291	869
6/8/2021	Citibank	Indian Rupee	10,306,400	U.S. Dollar	137,062	1,218
6/9/2021	Citibank	Indian Rupee	6,069,100	U.S. Dollar	80,663	754
6/16/2021	HSBC	Indian Rupee	7,558,887	U.S. Dollar	100,772	532
6/16/2021	Citibank	Indian Rupee	5,814,529	U.S. Dollar	77,499	426
1/13/2021	JP Morgan Chase	Japanese Yen	16,331,791	Australian Dollar	214,165	(6,942)
1/15/2021	Deutsche Bank	Japanese Yen	78,542,380	Australian Dollar	1,037,000	(38,813)
2/25/2021	JP Morgan Chase	Japanese Yen	25,045,177	Australian Dollar	330,437	(12,168)
2/25/2021	Citibank	Japanese Yen	38,751,214	Australian Dollar	511,317	(18,864)
2/26/2021	Citibank	Japanese Yen	38,849,956	Australian Dollar	512,683	(18,958)
3/10/2021	Citibank	Japanese Yen	38,668,070	Australian Dollar	505,500	(15,155)
3/11/2021	HSBC	Japanese Yen	19,449,899	Australian Dollar	252,501	(6,261)
3/17/2021	HSBC	Japanese Yen	13,054,470	Australian Dollar	170,000	(4,602)
4/13/2021	HSBC	Japanese Yen	19,116,068	Australian Dollar	252,499	(9,454)
4/13/2021	JP Morgan Chase	Japanese Yen	38,657,023	Australian Dollar	509,175	(18,011)
7/13/2021	JP Morgan Chase	Japanese Yen	16,294,968	Australian Dollar	214,165	(7,123)
1/15/2021	Deutsche Bank	Japanese Yen	187,116,500	Euro	1,535,000	(63,430)
1/25/2021	HSBC	Japanese Yen	13,112,971	Euro	106,401	(3,029)
2/24/2021	HSBC	Japanese Yen	13,356,798	Euro	106,396	(705)
2/25/2021	HSBC	Japanese Yen	26,386,062	Euro	212,801	(4,598)
2/26/2021	Citibank	Japanese Yen	33,973,111	Euro	270,096	(1,161)
3/29/2021	Citibank	Japanese Yen	30,233,329	Euro	239,736	(356)
3/31/2021	Citibank	Japanese Yen	29,540,492	Euro	239,736	(7,079)
4/30/2021	Citibank	Japanese Yen	33,149,239	Euro	270,097	(9,353)
6/30/2021	Citibank	Japanese Yen	29,559,443	Euro	239,736	(7,148)
6/15/2021	Deutsche Bank	Japanese Yen	81,285,892	U.S. Dollar	782,985	5,858
6/15/2021	JP Morgan Chase	Japanese Yen	58,688,329	U.S. Dollar	565,643	3,900
6/15/2021	HSBC	Japanese Yen	26,288,528	U.S. Dollar	253,213	1,906
6/15/2021	Citibank	Japanese Yen	1,649,925	U.S. Dollar	15,909	103
1/7/2021	HSBC	Mexican Peso	13,190,000	U.S. Dollar	659,822	2,436
3/22/2021	Deutsche Bank	Norwegian Krone	1,923,000	Euro	178,500	5,738
3/31/2021	Deutsche Bank	Norwegian Krone	582,000	Euro	52,479	3,610
5/27/2021	Deutsche Bank	Norwegian Krone	2,851,000	Euro	267,759	4,107
6/15/2021	Deutsche Bank	Norwegian Krone	860,400	Euro	80,093	2,064
6/16/2021	Deutsche Bank	Norwegian Krone	1,315,400	Euro	123,660	1,666
6/18/2021	Deutsche Bank	Norwegian Krone	1,743,000	Euro	164,130	1,864
9/15/2021	Deutsche Bank	Norwegian Krone	862,300	Euro	80,093	2,032
3/30/2021	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	134,159	1,608
4/13/2021	Deutsche Bank	Norwegian Krone	7,510,000	U.S. Dollar	809,197	66,319
5/18/2021	Deutsche Bank	Norwegian Krone	502,000	U.S. Dollar	55,053	3,461
6/21/2021	Deutsche Bank	Norwegian Krone	3,275,000	U.S. Dollar	381,315	360
3/15/2021	Deutsche Bank	Russian Ruble	13,042,600	U.S. Dollar	176,954	(1,932)
6/7/2021	Morgan Stanley & Co. Inc.	Russian Ruble	19,579,700	U.S. Dollar	259,258	1,046
6/7/2021	Deutsche Bank	Russian Ruble	1,422,000	U.S. Dollar	18,890	15
6/9/2021	JP Morgan Chase	Russian Ruble	2,630,000	U.S. Dollar	35,274	(316)
6/15/2021	Deutsche Bank	Russian Ruble	8,279,000	U.S. Dollar	111,057	(1,089)
9/8/2021	JP Morgan Chase	Russian Ruble	1,874,400	U.S. Dollar	24,666	(6)
9/8/2021	Morgan Stanley & Co. Inc.	Russian Ruble	12,123,900	U.S. Dollar	159,544	(39)
9/9/2021	JP Morgan Chase	Russian Ruble	2,630,000	U.S. Dollar	34,946	(349)
9/14/2021	Deutsche Bank	Russian Ruble	8,358,400	U.S. Dollar	111,057	(1,166)
12/15/2021	Deutsche Bank	Russian Ruble	12,481,300	U.S. Dollar	164,485	(2,070)
1/29/2021	Citibank	South Korea Won	18,558,803	U.S. Dollar	16,809	280
2/26/2021	Citibank	South Korea Won	34,277,197	U.S. Dollar	31,046	519
3/9/2021	Goldman Sachs	South Korea Won	980,400,000	U.S. Dollar	903,066	(242)
1/19/2021	Deutsche Bank	Swedish Krona	553,200	Euro	53,372	2,021
2/16/2021	Deutsche Bank	Swedish Krona	1,475,083	Euro	144,759	2,341
3/15/2021	Deutsche Bank	Swedish Krona	1,843,900	Euro	178,584	5,756
4/15/2021	Deutsche Bank	Swedish Krona	737,550	Euro	71,246	2,497
4/16/2021	Deutsche Bank	Swedish Krona	553,200	Euro	53,318	2,019
6/11/2021	Deutsche Bank	Swedish Krona	1,475,067	Euro	143,380	3,774
6/15/2021	Deutsche Bank	Swedish Krona	1,640,400	Euro	159,587	4,019
6/16/2021	Deutsche Bank	Swedish Krona	4,178,800	Euro	408,997	7,217
6/18/2021	JP Morgan Chase	Swedish Krona	840,000	Euro	82,364	1,265
9/15/2021	Deutsche Bank	Swedish Krona	1,642,400	Euro	159,596	4,007
1/11/2021	UBS AG	Swiss Franc	98,982	Euro	92,383	(1,044)
1/13/2021	UBS AG	Swiss Franc	38,114	Euro	35,369	(152)
2/9/2021	UBS AG	Swiss Franc	98,983	Euro	92,404	(1,045)
2/10/2021	UBS AG	Swiss Franc	152,460	Euro	141,846	(1,023)
2/12/2021	Goldman Sachs	Swiss Franc	129,524	Euro	120,283	(594)
3/10/2021	UBS AG	Swiss Franc	76,228	Euro	70,665	(184)
3/11/2021	Goldman Sachs	Swiss Franc	161,900	Euro	150,491	(884)
3/15/2021	Goldman Sachs	Swiss Franc	129,523	Euro	120,273	(553)
4/13/2021	UBS AG	Swiss Franc	38,114	Euro	35,394	(156)
6/9/2021	UBS AG	Swiss Franc	98,982	Euro	91,859	(284)
2/26/2021	JP Morgan Chase	U.S. Dollar	204,363	Australian Dollar	280,000	(11,611)
1/5/2021	HSBC	U.S. Dollar	47,301	Brazilian Real	273,920	(5,441)
2/2/2021	HSBC	U.S. Dollar	53,806	Brazilian Real	273,920	1,095
6/17/2021	Citibank	U.S. Dollar	24,403	Euro	20,000	(123)
1/13/2021	Citibank	U.S. Dollar	186,462	Mexican Peso	4,030,000	(15,742)
1/15/2021	Citibank	U.S. Dollar	273,970	Mexican Peso	5,932,000	(23,598)
1/15/2021	HSBC	U.S. Dollar	607,246	Mexican Peso	13,190,000	(55,012)
1/27/2021	Citibank	U.S. Dollar	177,956	Mexican Peso	3,755,000	(10,149)
1/28/2021	Citibank	U.S. Dollar	296,712	Mexican Peso	6,280,000	(17,846)
2/10/2021	HSBC	U.S. Dollar	846,136	Mexican Peso	17,690,000	(38,668)
3/8/2021	Citibank	U.S. Dollar	200,553	Mexican Peso	4,386,000	(18,187)
3/11/2021	Citibank	U.S. Dollar	238,812	Mexican Peso	5,378,000	(29,307)
3/16/2021	Citibank	U.S. Dollar	249,910	Mexican Peso	5,431,000	(20,692)
3/23/2021	HSBC	U.S. Dollar	510,671	Mexican Peso	10,313,000	(2,756)
1/29/2021	Citibank	U.S. Dollar	15,421	South Korea Won	18,558,803	(1,668)
2/26/2021	Citibank	U.S. Dollar	14,119	South Korea Won	15,718,394	(355)
2/26/2021	Citibank	U.S. Dollar	15,661	South Korea Won	18,558,803	(1,430)
3/9/2021	Goldman Sachs	U.S. Dollar	826,470	South Korea Won	980,400,000	(76,353)
						$(398,499)